Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill
Goodwill
2017	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	623	1,612	2,318	3,195	1,044	12	8,804
Foreign currency translation impact	(13)	(55)	(50)	(17)	(23)	0	(158)
Other	0	(13)	0	0	0	0	(13)
Balance at end of period	610	1,544	2,268	3,178	1,021	12	8,633
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	610	1,544	1,496	459	633	0	4,742
2016
Gross amount of goodwill (CHF million)
Balance at beginning of period	610	1,573	2,294	3,183	1,027	12	8,699
Goodwill acquired during the year	5	0	0	0	0	0	5
Foreign currency translation impact	9	32	37	12	17	0	107
Other	(1)	7	(13)	0	0	0	(7)
Balance at end of period	623	1,612	2,318	3,195	1,044	12	8,804
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	623	1,612	1,546	476	656	0	4,913

Bank
Goodwill
Goodwill
2017	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Bank
Gross amount of goodwill (CHF million)
Balance at beginning of period	605	1,598	2,090	2,842	933	12	8,080
Foreign currency translation impact	(13)	(54)	(46)	(5)	(22)	0	(140)
Other	0	(13)	0	0	0	0	(13)
Balance at end of period	592	1,531	2,044	2,837	911	12	7,927
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	592	1,531	1,272	118	523	0	4,036
2016
Gross amount of goodwill (CHF million)
Balance at beginning of period	591	1,559	2,069	2,838	917	12	7,986
Goodwill acquired during the year	5	0	0	0	0	0	5
Foreign currency translation impact	9	32	34	4	16	0	95
Other	0	7	(13)	0	0	0	(6)
Balance at end of period	605	1,598	2,090	2,842	933	12	8,080
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	605	1,598	1,318	123	545	0	4,189